Convertible Debentures and Notes Payable (Details Narrative)					1 Months Ended						3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	May 04, 2020 USD ($)	Oct. 01, 2019 USD ($) $ / shares shares	Jul. 05, 2018 USD ($)	Aug. 07, 2017 USD ($)	Jun. 19, 2020 USD ($)	Dec. 09, 2019 USD ($) shares	May 17, 2019 USD ($) $ / shares shares	Sep. 19, 2018 USD ($)	Dec. 18, 2017 USD ($)	Mar. 30, 2017 USD ($) integer	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Conversion price | $ / shares												$ 0.025				$ 0.025
Total principle amount							$ 150,000									$ 10,000
Direct funding cost												$ 6,750			$ 1,500
Common stock, shares issued | shares		100,000				300,000					1,009,665,261			1,009,665,261					74,242,196	66,714,970
Common stock, per share | $ / shares		$ 0.05									$ 0.001			$ 0.001					$ 0.001	$ 0.001
Conversion fees						$ 7,165
Cash proceeds							124,500
Original Issue Discount												25,500
Interest							7
Additional principle amount							10,000
First tranche face value							50,000
Issuance of warrant to purchase							250,000									$ 525,000
Shares issued exercise price | $ / shares																$ 0.10
Company received , net cash proceeds															40,000
Related principle amount for first tranche							50,000
Interest expenses															50,000	$ 106,000
Interest expense to amortizartion																	$ 164,000	$ 180,000	$ 4,369
Net cash proceeds												213,250
Full debt discount							60,000									255,000
Derivative liabilities														$ (1,138,404)	100,000	354,000			483,331	$ 6,698
Convertible debt instrument												255,000
Accretion expense																			212,982
Proceeds from notes payable														129,199	40,000				290,750
Debt discount											$ 58,623			58,623					343,398	0
Interest expenses											191,712		$ 120,508	$ 197,443	120,508				9,719	8,346
Debt conversion, converted instrument, principal, accrued interest, and fees								$ 5,000			$ 67,072									91,250
Exercise price | $ / shares											$ 0.000245			$ 0.000245
Loss on settlement of debt											$ (195,908)		0	$ (273,518)	0				(23,324)
Additional Paid-In Capital
Interest rate				0.05%
Debt conversion, converted instrument, principal, accrued interest, and fees											40,243									81,250
Convertible debt				$ 161,250																	$ 55,055
Convertible debt terms of conversion feature				The holder could convert any or all of the principal and/or interest at any time following the six-month anniversary of the issuance date of the convertible debenture (February 7, 2018) into common shares of the Company at a price per share equal to 75% multiplied by the closing price of the Company’s common stock preceding the trading day that the Company receives a notice of conversion.
Convertible debenture, discount				$ 153,827
Maturity Date				Aug. 07, 2018
Original issuance discount of convertible debentures				$ 11,250
Financing costs related to issuance of convertible debenture				$ 3,500
Repayment of convertible debt																				80,000
Amortization of debt discount																				106,195
Accumulated Deficit
Interest rate										0.12%
Debt conversion, converted instrument, principal, accrued interest, and fees											$ 0
Convertible debt										$ 50,000											50,000
Convertible debt terms of conversion feature										Subject to the approval of the holder of the convertible debenture, the Company could convert any or all of the principal and/or interest at any time following the six-month anniversary of the issuance date of the convertible debenture (September 30, 2017) into common shares of the Company at a price per share equal to a 20% discount to the fair market value of the Company’s common stock.
Convertible debenture, discount										$ 32,127
Maturity Date										Sep. 30, 2017
Number of convertible debentures | integer										1
Convertible Notes [Member]
Derivative liabilities														1,138,404
Interest expenses														$ 110,064
Debt conversion, converted instrument, shares issued | shares														620,057,793
Debt conversion, converted instrument, principal, accrued interest, and fees														$ 321,776
Loss on settlement of debt														199,710
Common Stock
Accretion expense																				46,999
Interest rate									0.02%
Debt conversion, converted instrument, shares issued | shares											26,828,800
Debt conversion, converted instrument, principal, accrued interest, and fees											$ 26,829									20,000
Convertible debt			$ 20,000						$ 55,000												$ 8,001
Convertible debt terms of conversion feature									The holder could convert any or all of the principal and/or interest at any time following the six-month anniversary of the issuance date of the convertible debenture (June 18, 2018) into common shares of the Company at a price per share equal to 75% multiplied by the closing price of the Company’s common stock preceding the trading day that the Company receives a notice of conversion.
Convertible debenture, discount			$ 6,698						$ 47,071
Maturity Date									Jun. 18, 2018
Original issuance discount of convertible debentures									$ 5,000
Financing costs related to issuance of convertible debenture									$ 1,500
Repayment of convertible debt																				$ 55,000
Promissory Note [Member]
Proceeds from notes payable					$ 19,250							213,250	40,000
Debt discount					25,000							255,000	60,000		60,000	255,000
Payment of funding cost												6,750	1,500
First tranche, principal amount					25,000								50,000		50,000
Notes payable												255,000				255,000
Derivative liability, embedded conversion feature					142,000							354,000	100,000		$ 100,000	$ 354,000
Interest expenses					$ 122,000							106,000	$ 50,000
Debt conversion, converted instrument, shares issued | shares						300,000
Debt conversion, converted instrument, principal, accrued interest, and fees						$ 7,165						10,000
Additional to principal balance of note												$ 0
Promissory Note One [Member]
Conversion price | $ / shares												$ 0.05				$ 0.05
Proceeds from notes payable		$ 37,500
Debt discount												$ 41,000				$ 41,000
Notes payable												44,000				44,000
Derivative liability, embedded conversion feature												$ 29,000				$ 29,000
Debt conversion, converted instrument, shares issued | shares		100,000
Shareholder [Member]
Proceeds from notes payable														$ 50,000
Interest rate											0.08%			0.08%
Repayment of notes payable														$ 922
Crown Bridge Partners, LLC [Member] | Convertible Promissory Note [Member]
Proceeds from notes payable							$ 124,500
Interest rate							0.07%
Debt maturity							The maturity date is 18 months from the effective date of each payment.
Line of credit, maximum borrowing capacity							$ 150,000
Debt discount							$ 25,500
Additional proceeding, description							Additionally, if at any time while the Promissory Note is outstanding, the Conversion Price is equal to or lower than $0.025, then an additional $10,000 will be automatically added to the principal balance of each tranche funded under the Note. During the quarter ended June 30, 2019, $10,000 was added to the principal balance for the first tranche.
PPP Loan [Member]
Proceeds from notes payable	$ 59,949
Interest rate	1.00%
Debt maturity	Matures on May 4, 2022
Adjustment [Member]
Exercise price | $ / shares												$ 0.10				$ 0.10
Issuance of warrants to purchase common stock | shares											250,000	525,000		250,000		525,000
Common Stock Purchase Warrant Agreement [Member]
Exercise price | $ / shares							$ 0.10
Issuance of warrants to purchase common stock | shares							250,000
October 1, 2019 [Member]
Net cash proceeds																			37,500
Full debt discount																			41,000
Derivative liabilities																			29,000
Convertible debt instrument																			$ 44,000